Investments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item
Investments
Equity Investments	$ 172.2	$ 118.4
Warrants	0.8	0.9
Loan Receivable	30.1	28.1
Total Investments	$ 203.1	$ 147.4
Number of equity investments accounted for at cost | item	1	1
Carrying value	$ 4.1	$ 3.8
Unrealized gains losses on available-for-sale investments
Mark-to-market gain on equity investments	44.5	58.2
Deferred tax (expense) recovery in other comprehensive income	(6.1)	(5.3)
Unrealized gain on available-for-sale securities, net of tax	38.4	52.9
Reclassification for realized change in market value recognized in net income, net of tax	2.4	(10.6)
Change in market value of available-for-sale investments	$ 40.8	$ 42.3